Lease Liabilities-Detailed Information About In Lease Liabilities Included In Consolidated Balancesheet (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Jan. 01, 2019
Lease liabilities [abstract]
Balance, beginning of period	$ 136
Additions (terminations)	1
Unwinding of discount on lease liabilities	7
Lease payments	(30)
Balance, end of period	114
Current portion		$ 29	$ 30
Long-term portion		85	106
Total	$ 114	$ 114	$ 136